Income Taxes - Schedule of Income Tax (Benefit) Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Income Tax (Benefit) Expense [Abstract]
Federal
State
Foreign	24,154	(110,539)
Total Current	24,154	(110,539)
Federal
State
Foreign
Total Deferred
Total provision for income tax expense (benefit)	$ 24,154	$ (110,539)